Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Note Disclosure [Text Block]
Stockholders' Equity Note Disclosure [Text Block]
14.	SHAREHOLDERS' EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”).  The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting.  For companies that meet certain criteria such as; (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Company Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet the criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate.  The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

At the 14th Ordinary General Shareholders Meeting held on June 28, 2006, IIJ’s shareholders approved the reductions of additional paid-in capital of ¥21,980,395 thousand and common stock of ¥2,539,222 thousand to eliminate the accumulated deficit for the purpose of reporting under the Companies Act in its non-consolidated financial statements. The effective date was August 4, 2006.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula. The Companies Act also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in IIJ’s general books of account amounted to ¥18,175,192 thousand ($193,025 thousand) at March 31, 2013.

On June 25, 2010, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,180 thousand.

On November 15, 2010, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,355 thousand.

On June 28, 2011, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand.

On November 8, 2011, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand.

On June 27, 2012, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2012 of ¥1,750 per share or in the aggregate amount of ¥354,697 thousand ($3,767 thousand).

On November 8, 2012, the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at September 30, 2012 of ¥1,750 per share or in the aggregate amount of ¥354,697 thousand ($3,767 thousand).

The forementioned cash dividends per share were based on the share before stock split conducted on October 1, 2012.

Stock Option Plans

On May 26, 2011, IIJ’s board of directors resolved to introduce stock compensation –type stock options for executive officers of IIJ. On June 28, 2011, IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation-type stock options for directors of IIJ. Stock compensation-type stock options, which are stock acquisition right entitling holders to acquire shares upon exercise, at an exercise price of one yen per share, were allocated to directors and executive officers as a substitute for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long- term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one year and are exercisable up to 29 years from the date of vested.  The stock acquisition rights may be exercised only within 10 days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer.  On July 14, 2011, IIJ granted 138 stock options to directors and executive officers. The fair value per option at the date of grant was ¥259,344.

On July 13, 2012, IIJ granted 130 stock options which were the same type of options granted in 2011 to directors and executive officers. The fair value per option at the date of grant was ¥318,562 ($3,383).

The fair value of stock acquisition rights used to recognize compensation expense for the fiscal year ended March 31, 2012 and 2013 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2013
Assumptions:
Risk-free interest rate	1.614%	1.298%
Expected lives (years)	15	15
Expected volatility	59.892%	57.020%
Expected dividends	0.924%	0.893%

A summary of the activities regarding the stock acquisition rights plan for the year ended March 31, 2012 and 2013 are as follows:

			Yen	Years	Thousands of Yen	Thousands of U.S. Dollars
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	－	－	－
Granted	138	27,600	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2012	138	27,600	1
Granted	130	26,000	1
Exercised	－	－	－
Forfeited or expired	－	－	－
Unexercised options outstanding—March 31, 2013	268	53,600	1

Exercisable options—March 31, 2013	138	27,600	1	28.29	¥89,672	$952
Expected to vest after July 13, 2013	130	26,000	1	29.29	¥84,474	$897

*Due to the effect of the stock split conducted on October 1, 2012, grantees of options can purchase 200 shares by exercising one option.

The Company recognized compensation expense on a straight-line basis over the requisite service period. The Company recognized ¥26,843 thousand and ¥40,007 thousand ($425 thousand) as compensation expense for the fiscal years ended March 31, 2012 and 2013, respectively. The unrecognized expense of ¥10,353 thousand ($110 thousand)  is expected to be recognized over next 3 months.

IIJ acquired additional shares issued by Trust Networks for ¥589,950 thousand during the fiscal year ended March 31, 2011. During the fiscal year ended March 31, 2012, IIJ acquired noncontrolling interests of GDX for ¥5 thousand, and GDX became a wholly owned subsidiary of IIJ. IIJ also acquired additional shares issued by Trust Networks for ¥300,000 thousand during the fiscal year ended March 31, 2012. IIJ had owned controlling interests of both subsidiaries, and the decrease in IIJ’s shareholders ownership interest due to the acquisitions of the additional shares were accounted for as capital transactions in accordance with ASC Topic 810-10-65, “Consolidation―Noncontrolling Interests in Consolidated Financial Statements―an amendment of ARB No. 51.”

Net income attributable to IIJ’s shareholders and transfers to the noncontrolling interests

The following schedule represents the effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the years ended March 31, 2011, 2012 and 2013.

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Net income attributable to IIJ	¥3,203,368	¥3,640,963	¥5,300,654	$56,294
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	－	－

Change from net income attributable to IIJ and transfers to noncontrolling interests	¥3,056,022	¥3,555,526	¥5,300,654	$56,294